UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22131

Miller Investment Trust

(Exact name of registrant as specified in charter)

20 William Street Wellesley, MA

02481

(Address of principal executive offices)

(Zip code)

Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

10/31

Date of reporting period:10/31/08

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

MILLER CONVERTIBLE FUND

ANNUAL REPORT

OCTOBER 31, 2008

1-877-441-4434

www.millerconvertiblefund.com

INVESTMENT ADVISOR

Wellesley Investment Advisors, Inc.
The Wellesley Office Park

20 William Street

Wellesley, MA 02481

781-416-4000

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Miller Convertible Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC.

Member FINRA/SIPC

December 1, 2008

Dear Shareholders,

Market events of the past two months have left few investors – or their advisers - unscathed. This is the first time in recent history that virtually every asset class, except United States Treasuries, has fallen in value.

Traditionally, when stocks plummet, bonds rise.  This tenet has not held up this year.    Indeed, Morningstar, on October 28, 2008 stated the following about bonds:

“Bonds are not perfect investments.  They give a fixed rate of return that often barely keeps up with inflation over the longer haul, and they can go down if interest rates go up.  They tend to hold up when stocks decline, but even that isn’t a bankable certainty.

High-quality corporate bonds, for example, may not hold up in a stock market decline or amid financial panic if their prices have been previously bid up by yield-hungry investors in a low-yield environment.

The last phenomenon is exactly what happened recently.  As painful as it has been to see the S&P 500 Index drop of 40% this year, some investors have suffered inordinately because the non-stock parts of their portfolios haven’t held up either.  Basically, most bond categories, except for U.S. Treasuries (where investors flee when gripped by fear), are also off for the year too, making this an extremely treacherous market for even the well-diversified investors.”

How have convertibles as an asset class, fared during the recent market chaos?

Unfortunately, as a result of the recent market rout, the average convertible bond fell nearly as much as stocks.  This is a highly unusual situation, as Morningstar describes above.  However, if a bondholder holds convertible bonds that have near-term maturities or short-term puts, there exists the ability to know when most - or all - of the principal will be returned.  With a properly structured and purchased convertible portfolio, this can mean a return of principal or a vast majority of principal in a fairly short time frame, regardless of how the stock markets or general economy perform.1

Assuming no default by the issuer, and assuming the convertible bond was properly purchased (below par and call), no matter how much the issuing  company’s stock falls, investors in convertible bonds are guaranteed their principal, often with interest, at the next put or maturity date.   The asset class of convertible bonds is the only asset class we know of that has the safety of a bond portfolio combined with the unlimited upside potential of stocks.

_____________________

1 All investments have risk.  Convertible bonds are subject to the default risk of the issuer.  Wellesley Investment Advisors, Inc. makes no guarantee.

Investing in convertibles now

Rarely in all of our years of investing client funds has there been such a consensus among the financial press and financial experts that convertible bonds are extremely undervalued.

 According to a feature article in Barron's Magazine on October 27, 2008, titled Convertibles: The Chicken Way to Play:

“Converts have long offered investors the nice combination of yield and equity sensitivity.  With the market arguably at its most depressed level ever, now seems like a good time to consider these securities.”

The November 17, 2008 cover story of Forbes, Seeking Converts, quotes John Calamos, noted convertibles expert:

“This is the most undervalued I’ve ever seen the market.”

Morningstar recently added the following about convertible bonds:

“Convertible bonds haven’t been this cheap in anyone’s recent memory...The reason why they’re arguably cheap now is because hedge funds have been forced to sell them… Many [convertible bonds] are yielding in the 7%-8% range, despite investment-grade credit ratings…”

The Wall Street Journal on November 4, 2008 reported in an article titled, “Yield of Dreams for Convertibles”:

“Where there is forced selling, there is usually opportunity.  That is what investors can find in convertible bonds… [It] is creating bargains…The hedge-fund pain could lead to investor gains in this often-overlooked corner of the bond market.”

We strongly agree with all of the above that convertible bond valuations are the cheapest we have ever seen them.  Looking beyond the panic of the current market, we feel they provide longer term investors with exceptional opportunities to lock in yield.

The fund is evaluating convertible bonds of strong companies with maturities or puts in 6 years or less.

Here is a sampling of some of the many convertible bonds we especially like as of December 1, 20082:

_____________________

2 Convertible bond information from Kynex and FINRA.

                                                                         Annualized

                            Yield to        Time to

      S&P

   Bond

                 Put or

              Put or

                        Investment

Convertible bond

   Price

  Maturity

Maturity

     Rating

Superior Energy 1.5% 26

    69.0

     14.5%

  3.0 years

     BB+

Tech Data 2.75% 26

    72.3

     14.3%

  3.0 years

     BBB-

Omnicom 0% 31

    97.6

                 13.6%

  0.2 years

      A-

Boston Properties 3.75% 36

    73.4

     11.5%           4.5 years

      A-

International Game 2.6% 36

    92.3

     10.7%

  1.0 years

     Baa2 Moody

Carnival 0.5% 33

    60.9

                 10.6%

  0.9 years

      A-

Watson Pharm 1.75% 23

    90.0

                 10.3%

  1.3 years

     BB+

Transocean (B) 1.5% 37

    78.7

       9.8%

  3.0 years

     BBB+

Agco 1.25% 36

    74.5

       7.4%

  5.0 years

     BB

Beckman Coulter 2.5% 36

    81.4

       6.9%

  5.0 years

     BBB

Medtronics 1.5% 11

    89.4

       6.4%

  2.4 years

      AA-

EMC 1.75% 11

    91.9

       4.7%

  3.0 years

       A-

3M 0% 32

    77.5

                   4.0%

  4.0 years

      AA

Convertibles are an appropriate investment for clients who seek return, yet are risk averse.  Managed properly, convertibles can provide a positive addition to any portfolio, in all markets.  As the above list of opportunities suggests, now appears to be an especially good time to invest in convertibles.  In addition to yield, should the market return to its prior highs, and the value of the underlying stocks increase, convertibles as a class possess significant return possibilities.

Although recent months have been abysmal for the markets, we remain confident in the fund’s strategy with convertible bonds and with the long term outlook for the economy and stock and bond markets.  Fear seems to be at all-time high, valuations at an all-time low, and few are buying.  Historically, these happenings have the hallmarks of a market bottom.  We hope that the actions taken by our government will hasten the conclusion of this part of the market cycle.  Miller Convertible Fund stands poised to profit from the rebound, when it comes.

Very truly yours,

Miller Convertible Fund

_________________________

Greg Miller CPA, Fund Manager

Investors should carefully consider the investment objectives, risks, charges and expenses of the Miller Convertible Fund. This and other important information about the Fund is contained in the prospectus, which can be obtained by calling 781-416-4000. The prospectus should be read carefully before investing. The Miller Convertible Fund is distributed by Northern Lights Distributors, LLC member FINRA/SIPC.

1219-NLD-12/5/2008

Miller Convertible Fund

PERFORMANCE OF A $10,000 INVESTMENT

Since Inception through October 31, 2008*

Total Returns as of October 31, 2008
Since Inception*
Miller Conv Fund- Class A, without sales charge	(23.70)%
Miller Conv Fund- Class A, with sales charge of 5.75%	(28.09)%
Miller Conv Fund- Class I	(23.20)%
ML All Conv Ex 144A & Mandatory Index	(32.14)%

________________

* The Fund commenced operations on December 27, 2007.

The Merrill Lynch All Convertible Excluding 144A and Mandatory Index measures the performance of convertible securities of all corporate sectors with as a pair amount of $25 million or more and a maturity of at least one year and excludes preferred equity redemption stocks, converted and 144A securities. Investors cannot directly invest in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions.  Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses.  The Fund’s total gross annual operating expenses, including underlying funds for Class A and Class I are 2.86% and 2.65% respectively.  The graph does not reflect the deduction of taxes that a shareholder would have to pay on fund distributions or the redemption of the fund shares.  For performance information current to the most recent month-end, please call 1-877-441-4434.

Portfolio Holdings by Industry As of October 31,2008	% of Net Assets		% of Net Assets
Pharmaceuticals	12.21	REITS-Office Property	3.23
Insurance	10.23	Media	3.01
Aerospace & Defense	7.09	Distribution/ Wholesale	2.91
Electrical Component & Equipment	6.54	Electronics	2.77
Healthcare Products	6.40	REITS-Shopping Centers	2.57
Oil & Gas	5.68	REITS-Hotels	2.55
Diversified Manufacturing	5.25	REITS-Warehouse/Industry	1.59
Advertising	4.48	Forest Products & Paper	1.54
Biotechnology	4.35	Retail	1.47
Computers	4.08	Option Contracts	0.02
Mining	3.58	Short-Term Investments	0.74
REITS-Single Tenants	3.57	Other Assets less Liabilities	0.61
Agriculture	3.53	Total Net Assets	100.00

Miller Convertible Fund
SCHEDULE OF INVESTMENTS
October 31, 2008
					Market
Security	Shares				Value
COMMON STOCK - 3.30%
Insurance - 3.30%
Berthshire Hathaway, Inc.	121				$ 464,640

TOTAL COMMON STOCK (Cost $537,518)					464,640

	Principal	Interest		Maturity
	Amount	Rate		Date
CONVERTIBLE BONDS - 95.33%
Advertising - 4.48%
Omnicom Group, Inc.	$ 650,000	0.000%		02/07/31	630,500

Aerospace & Defense - 7.09%
AAR Corp.	756,000	1.750%		02/01/26	518,805
L-3 Communications Holdings, Inc.	500,000	3.000%		08/01/35	480,000
					998,805
Agriculture - 3.53%
Archer-Daniels-Midland Co.	650,000	0.875%		02/15/14	497,250

Biotechnology - 4.35%
Amgen, Inc.	700,000	0.375%		02/01/13	612,362

Distribution/Wholesale - 2.91%
Tech Data Corp	600,000	2.750%		12/15/26	410,250

Diversified Manufacturing - 5.25%
3M Co.	1,000,000	0.000%	+	11/21/32	740,000

Computers - 4.08%
EMC Corp.	600,000	1.750%		12/01/11	574,500

Electrical Component & Equipment - 6.54%
EnerSys	850,000	3.375%	+	06/01/38	497,250
Energy Conversion Devices, Inc.	500,000	3.000%		06/15/13	252,500
JA Solar Holdings Co., Ltd.	550,000	4.500%		05/15/13	171,188
					920,938
Electronics - 2.77%
FEI Co.	400,000	2.875%		06/01/13	390,000

Forest Products & Paper - 1.54%
Rayonier, Inc.	288,000	3.750%		10/15/12	217,080

Healthcare Products - 6.40%
Beckman Coulter, Inc.	400,000	2.500%		12/15/36	346,500
Medtronics, Inc.	600,000	1.500%		04/15/11	555,000
					901,500
Insurance - 6.93%
Prudential Financial, Inc.	1,000,000	0.419%	+	12/12/36	976,900

The accompanying notes are an integral part of these financial statements.

Miller Convertible Fund
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2008
	Principal	Interest		Maturity	Market
Security	Amount	Rate		Date	Value
Media - 3.01%
Liberty Media Corp.	$ 615,000	3.125%		03/30/23	$ 424,350

Mining - 3.58%
Placer Dome, Inc.	500,000	2.750%		10/15/23	505,000

Oil & Gas - 5.68%
Nabors Industries, Inc.	550,000	0.940%		05/15/11	435,875
Transocean, Inc.	475,000	1.500%		12/15/37	363,969
					799,844
Pharmaceutical - 12.21%
Teva Pharmaceuticals Finance LLC	650,000	0.250%		02/01/26	611,813
Watson Pharmaceuticals, Inc.	600,000	1.750%		03/15/23	530,250
Wyeth	601,000	2.621%	+	01/15/24	577,862
					1,719,925
REITS-Hotels - 2.55%
Hospitality Properties Trust	630,000	3.800%		03/15/27	359,100

REITS-Office Property - 3.23%
Boston Properties, Inc.	600,000	2.875%		02/15/37	454,500

REITS-Shopping Centers - 2.57%
Developers Diversified Realty Corp.	700,000	3.000%		03/15/12	362,250

REITS-Single Tenant - 3.57%
National Retail Properties, Inc.	100,000	5.125%		06/15/28	89,750
National Retail Properties, Inc.	500,000	3.950%		09/15/26	412,500
					502,250
REITS-Warehouse/Industry - 1.59%
Prologis	540,000	1.875%		11/15/37	224,100

Retail - 1.47%
Best Buy Co.	275,000	2.250%		01/15/22	206,392

TOTAL CONVERTIBLE BONDS (Cost $16,275,278)					13,427,796

		Exercise		Exercise
OPTION CONTRACTS - 0.02%	Contracts	Price		Date
Micosoft Corp., Call	180	30.00		Jan. 2009	2,520
TOTAL OPTION CONTRACTS (Cost $67,015)					2,520
		Interest
SHORT TERM INVESTMENTS - 0.74%	Shares	Rate
Milestone Treasury Obligation Portfolio- Institutional Class	104,836	2.250%	+		104,836

TOTAL SHORT TERM INVESTMENTS (Cost $104,836)					104,836

Total Investments (Cost $16,984,647) - 99.39%					13,999,792
Other Assets less Liabilities - 0.61%					85,726
NET ASSETS - 100.00%					$ 14,085,518
_______
+Variable rate security. Interest rate shown is as of October 31, 2008.
REIT- Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

Miller Convertible Fund
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2008

Assets:
Investments in Securities at Market Value (identified cost $16,984,647)	$ 13,999,792
Dividends and Interest Receivable	92,424
Receivable for Fund Shares Purchased	87,720
Due from Investment Adviser	444
Prepaid Expenses and Other Assets	10,955
Total Assets	14,191,335

Liabilities:
Payable for Shares Redeemed	61,220
Accrued Custody Fees	10,675
Accrued Administration Fees	3,333
Accrued Distribution Fees	2,993
Accrued Fund Accounting Fees	2,975
Accrued Transfer Agency Fees	2,750
Accrued Expenses and Other Liabilities	21,871
Total Liabilities	105,817

Net Assets	$ 14,085,518

Composition of Net Assets:
At October 31, 2008, Net Assets consisted of:
Paid-in-Capital	$ 18,341,269
Accumulated Net Investment Income	120,392
Accumulated Net Realized Loss From Security Transactions	(1,391,288)
Net Unrealized Depreciation on Investments	(2,984,855)
Net Assets	$ 14,085,518

Net Asset Value Per Share
Class A Shares
Net Assets	$ 13,664,760
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	1,790,673
Net Asset Value and Redemption Price per Share
($13,664,760/1,790,673)	$ 7.63
Offering Price Per Share ($7.63/.9425)	$ 8.10

Class I Shares
Net Assets	$ 420,758
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	54,797
Net Asset Value; Offering and Redemption Price per Share
($420,758/54,797)	$ 7.68

The accompanying notes are an integral part of these financial statements.

Miller Convertible Fund
STATEMENT OF OPERATIONS
For the Period December 27, 2007* through October 31, 2008

Investment Income:
Interest Income	$ 273,181
Dividend Income	47,098
Total Investment Income	320,279

Expenses:
Investment Advisory Fees	116,400
Administration Fees	33,333
Fund Accounting Fees	28,822
Transfer Agent Fees	28,809
Distribution Fees (Class A)	28,083
Legal Fees	25,315
Audit Fees	15,500
Registration & Filing Fees	12,659
Custody Fees	10,675
Printing Expense	10,461
Chief Compliance Officer Fees	8,603
Trustees' Fees	8,000
Insurance Expense	2,770
Miscellaneous Expenses	2,095
Total Expenses	331,525
Less: Fees Waived/Expenses Reimbursed by Adviser	(131,638)
Net Expenses	199,887
Net Investment Income	120,392

Net Realized and Unrealized Loss on Investments:
Net Realized Loss on Investments	(1,391,288)
Net Change in Unrealized Depreciation on Investments	(2,984,855)
Net Realized and Unrealized Loss on Investments	(4,376,143)

Net Decrease in Net Assets Resulting From Operations	$ (4,255,751)

_______
*Commencement of Operations

The accompanying notes are an integral part of these financial statements.

Miller Convertible Fund
STATEMENT OF CHANGES IN NET ASSETS
For the Period December 27, 2007* through October 31, 2008

Operations:
Net Investment Income	$ 120,392
Net Realized Loss on Investments	(1,391,288)
Net Change in Unrealized Depreciation on Investments	(2,984,855)
Net Decrease in Net Assets
Resulting From Operations	(4,255,751)

Beneficial Interest Transactions:
Class A
Proceeds from Shares Issued (2,617,280 shares)	25,903,246
Cost of Shares Redeemed (826,607 shares)	(8,112,281)
Total Class A Shares	17,790,965
Class I
Proceeds from Shares Issued (54,797 shares)	550,304
Total Class I Shares	550,304

Total Beneficial Interest Transactions	18,341,269

Increase in Net Assets	14,085,518

Net Assets:
Beginning of Period	-
End of Period (Includes undistributed net investment
income of $120,392)	$ 14,085,518
______
*Commencement of Operations

The accompanying notes are an integral part of these financial statements.

Miller Convertible Fund
FINANCIAL HIGHLIGHTS
For the Period December 27, 2007* through October 31, 2008
The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	Class A		Class I

Net Asset Value, Beginning of Period	$ 10.00		$ 10.00
Increase from operations:
Net investment income (a)	0.07		0.13
Net loss from securities
(both realized and unrealized)	(2.44)		(2.45)
Total from operations	(2.37)		(2.32)
Distributions to shareholders from:
Net investment income	-		-
Net realized gains	-		-
Total distributions	-		-

Net Asset Value, End of Period	$ 7.63		$ 7.68

Total Return (b)	(23.70)%		(23.20)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 13,665		$ 421
Ratio of expenses to average net assets,
before reimbursement	2.86%	(c)	2.65%	(c)
net of reimbursement	1.75%	(c)	1.00%	(c)
Ratio of net investment income to average net assets	1.01%	(c)	1.73%	(c)
Portfolio turnover rate	102%		102%

__________
*Commencement of Operations
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.
Had the Adviser not absorbed a portion of the expenses, total returns would have been lower.
(c) Annualized.

The accompanying notes are an integral part of these financial statements.

Miller Convertible Fund

NOTES TO FINANCIAL STATEMENTS

October 31, 2008

1.

ORGANIZATION

The Miller Convertible Fund (the "Fund") is a series of shares of beneficial interest of Miller Investment Trust (the “Trust”), a Delaware statutory trust organized on September 28, 2007 (the “Trust”). The Trust is registered as an open-end management investment company.  The Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a non-diversified, open-end management investment company.  The Fund’s investment objective is to maximize total return while keeping volatility low and preserving principal. The Fund commenced operations on December 27, 2007. The Fund issues two classes of shares designated as Class A and Class I.  Each class represents an interest in the same assets of the Fund except that Class A is subject to sales load of 5.75% and an ongoing annual distribution charge of 0.25%.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period.  Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Exchange trades options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 27, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that markets participants would use in pricing the assets or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the assets or liability developed based on markets data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the assets or liability developed based on the best information available in the circumstances.

Miller Convertible Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2008

Various inputs are used in determining the value of the Fund's investments relating to FAS 157.

These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates,

prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2008 in valuing the Fund’s investments carried at fair value.

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)
Level 1– Quoted Prices	571,996	-
Level 2– Other Significant Observable Inputs	13,427,796	-
Level 3– Significant Unobservable Inputs	-	-
Total	13,999,792	-

                                                          *Other financial instruments include futures, forwards and swap contracts.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Withholding taxes on foreign dividends, if any, have been provided for in accordance with Fund’s understanding of the applicable country’s tax rules and rates.

Option Contracts – The Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) maintains cash or other liquid assets in an amount equal to or greater than its obligation under the option.  When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of

Miller Convertible Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2008

the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.

Expenses – Common expenses, income and gains and losses are allocated daily among share classes of the Fund based on the relative proportion of net assets represented by each class. Class specific expenses are charged directly to the responsible class of shares of the Fund.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund has adopted the provisions of FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. As of and during the period ended October 31, 2008, the Fund did not have a liability for unrecognized tax benefits. During the period, the Fund did not incur any interest or penalties. Generally, the tax authorities can examine all tax returns filed for the last three years.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date.  The Fund will declare and pay net realized capital gains, if any, at least annually.  The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that has not yet occurred.  However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), investment advisory services are provided to the Fund by Wellesley Investment Advisors, Inc. (the “Adviser”). Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 1.00% of the average daily net assets of the Fund.  For the period ended October 31, 2008, the Adviser earned advisory fees of $116,400.

The Adviser has contractually agreed to waive all or part of its management fees and/or make payments to limit Fund expenses, other than extraordinary or non-recurring expenses, at least until March 1, 2009, so that the total annual operating expenses of the Fund (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses such as litigation) do not exceed 1.75% and 1.00% of the average daily net assets of Class A and Class I, respectively.  Waivers and expense payments may be recouped by the adviser from the Fund, to the extent that overall expenses fall below the expense limitation, within three years of the fiscal year in which the amounts were

Miller Convertible Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2008

waived or recouped.  During the period ended October 31, 2008, the Adviser waived fees of $131,638, all of which is subject to recapture through October 31, 2011.

The Fund has entered into separate servicing agreements with GFS, whereby GFS will provide administrative, fund accounting, transfer agency and custody administration services to the Fund.  Agreements are as follows:

Administration - The Fund pays GFS a basis point fee in decreasing amounts as Fund assets reach certain breakpoints.  The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly and are the greater of the annual minimum or the basis point fees.  The annual minimum is $40,000 and the basis point fees are:

10 basis points or 0.10% per annum on the first $100 million in net assets

  8 basis points or 0.08% per annum on the next $150 million in net assets

  6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting - Total charges for fund accounting services include fees and out-of-pocket expenses. The Fund pays GFS a base annual fee of $24,000 plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

2 basis points or 0.02% on net assets of $25 million to $100 million

1 basis point or 0.01% on net assets greater than $100 million

Transfer Agent - For the services rendered by GFS, in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The Fees are billed monthly as follows:

The greater of the annual minimum or per account charges.   The annual minimum is $15,000 and the per account charge is $14.00 for open accounts.

The expenses incurred by the Fund for such services provided by GFS are disclosed in the Statement of Operations.

Custody Administration – Pursuant to the terms of the Fund’s Custody Administration Agreement with GFS (the “Custody Administration Agreement”), the Fund pays an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints.  The Fund also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Administration Agreement.  During the period ended October 31, 2008, GFS did not receive any fees for providing such service

A certain officer of the Fund is also an officer of NLCS.  In addition, certain affiliates of NLCS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee of $10,000, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the period ended October 31, 2008, the Fund incurred expenses of $8,603 for compliance services pursuant to the Trust’s Agreement with NLCS.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.  For the period ended October 31, 2008, GemCom received $6,514 for providing such services.

Miller Convertible Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2008

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS.  The Board has adopted, on behalf of the Fund, a Distribution Plan and Agreement pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services.  Under the Plan, Class A may pay 0.25% per year of its average daily net assets for such distribution and shareholder service activities.  For the period ended October 31, 2008, the Fund incurred distribution fees of $28,083.

4.

INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term securities, for the period ended October 31, 2008, amounted to $32,630,619 and $14,374,964, respectively.  The cost basis of securities for federal income tax purposes was $17,017,518.  Gross unrealized appreciation and depreciation on investments as of October 31, 2008 aggregated $174,908 and $3,192,634, respectively.

5.

TAX INFORMATION

As of October 31, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$ 143,431
Undistributed long-term capital gain	-
Total distributable earnings	$ 143,431
Capital loss carryforward	(1,381,456)
Unrealized depreciation	(3,017,726)
Total accumulated earnings	$(4,255,751)

The difference between book basis and tax basis distributable earnings and unrealized depreciation is attributable to tax income on contingent convertible debt securities and the tax deferral of losses on wash sales.

At October 31, 2008, the Fund had $1,381,456 of capital loss carryforwards for federal income tax purposes available to offset future capital gains through October 31, 2016.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of

Miller Convertible Fund and the

Board of Trustees of Miller Investment Trust

We have audited the accompanying statement of assets and liabilities of Miller Convertible Fund, a series of Miller Investment Trust, including the schedule of investments, as of October 31, 2008, the related statement of operations, the statement of changes in net assets and the financial highlights for the period December 27, 2007 (commencement of operations) to October 31, 2008.  These financial statements and financial highlights are the responsibility of the Fund’s management.   Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).   Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.   Our procedures included confirmation of securities owned as of October 31, 2008, by correspondence with the custodian.   An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.   We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Miller Convertible Fund as of October 31, 2008, the results of its operations, the statement of changes in its net assets and the financial highlights for the period December 27, 2007 to October 31, 2008, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

December 29, 2008

Miller Convertible Fund

DISCLOSURE OF FUND EXPENSES (Unaudited)

October 31, 2008

As a shareholder of the Fund you incur ongoing costs, including management fees, distribution and/or service (12b-1 fees) fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (5/1/08)	Ending Account Value (10/31/08)	Expenses Paid During the Period* (5/1/08 to 10/31/08)
Actual
Class A	$1,000.00	$759.20	$7.74
Class I	$1,000.00	$762.66	$4.43
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,016.34	$8.87
Class I	$1,000.00	$1,020.11	$5.08

  *Expenses Paid During Period are equal to the Fund’s annualized expense ratio multiplied by the average account value over  the period, multiplied by 184 days and divided by 366 (to reflect the number of days in the period ended October 31, 2008).

Miller Convertible Fund

TRUSTEES AND OFFICERS (Unaudited)

October 31, 2008

This chart provides information about the Trustees and Officers who oversee the Fund.  Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.  The term of office of each Trustee listed below will continue indefinitely. Unless otherwise noted, the address of each Trustee and Officer is 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137.

Independent Trustees:

Name, Address and Age Position Held with Fund	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee
Neal Chorney Age: 60 c/o Sunrise Financial Group 205 Church Street 3RD Fl New Haven, CT 06510 Trustee * Since 2007	Vice President-Direct Lending, Sunrise Financial LLC(2006-Present) (commercial real estate lending); Self-Employed (2006) (Banking Consultant) Vice President-Loan Review, The Bank of Southern Connecticut (2003-2006) (Community Bank); Self-Employed (2002-2003) (Banking Consultant)	1	None
Daniel Mainzer Age: 45 c/o Wesllesley Investment Advisors, Inc, 20 William Street Wellesley, MA 02481 Trustee * Since 2007	Certified Public Accountant (2002-Present)	1	None

Interested Trustees and Officers:

Greg Miller*** Age 58 20 William Street Wellesley, MA 02481 Trustee, President and Treasurer* Since 2007	Chief Executive Officer and Registered Investment Advisor, Wellesley Investment Advisors, Inc. (1991 – Present) (registered investment advisory firm)	1	None

Miller Convertible Fund

TRUSTEES AND OFFICERS (Unaudited) (Continued)

October 31, 2008

Interested Trustees and Officers (Continued):

Name, Address and Age Position Held with Fund	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee
Darlene Murphy Age 45 20 William Street Wellesley, MA 02481 Secretary Since 2007	President, Wellesley Investment Advisors, Inc. (1985 – Present) (registered investment advisory firm)	1	None
Michael J. Wagner Age 54 450 Wireless Blvd. Hauppauge, NY 11788 Chief Compliance Officer * Since 2007

 President (2006 – Present) and Senior Vice President (2004 – 2006), Fund Compliance Services, LLC (provides CCO services to mutual funds); Vice President, GenCom, LLC (2004 – Present) (provides Edgar services to mutual funds); President (2004 – 2006) and Chief Operating Officer (2003 – 2006), Gemini Fund Services, LLC (provides administration, transfer agency, and fund accounting services to mutual funds); Senior Vice President – Fund Accounting, Orbitex Fund Services (2001 – 2002) (predecessor to Gemini Fund

Services, LLC; provides administration, transfer agency and fund accounting services to mutual funds)

		1	None

                 *         The term of office for each Trustee and Officer listed above will continue indefinitely.

**

  The term “Fund Complex” refers to the Miller Investment Trust.

***    Greg Miller is an "interested person" of the Trust as that term is defined under the 1940 Act, because of his affiliation with Wellesley Investment Advisors, Inc. (the Funds' Advisor).

How to Obtain Proxy Voting Information

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ending June 30th , as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling toll-free 1-877-441-4434 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-877-441-4434.

MILLER CONVERTIBLE FUND

Advisor	Wellesley Investment Advisors, Inc. The Wellesley Office Park 20 William Street Wellesley, MA 02481
Distributor	Northern Lights Distributors, LLC 4020 South 147th Street Omaha, NE 68137
Legal Counsel	Thompson Hine LLP 312 Walnut Street, 14th Floor Cincinnati, OH 45202
Transfer Agent	Gemini Fund Services, LLC 4020 South 147th Street, Suite 2 Omaha, NE 68137
Custodian	The Bank of New York One Wall Street New York, NY 10286

Miller Convertible Fund • 4020 South 147th St. •Suite 2 • Omaha, NE 68137

1-877-441-4434

Item 2. Code of Ethics.

Item 3. Audit Committee Financial Expert.

The Registrant’s board of trustees has determined that William Fry is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Fry is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

             FY 2008

$ 12,500

(b)

Audit-Related Fees

FY 2008

$ 0

Tax Fees

(c)

FY 2008

            $ 2,500

(d)

All Other Fees

             FY 2008

$ 0

The above “Tax Fees” were billed for professional services rendered for tax compliance and tax return preparation

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Sarbanes Oxley Code of  Ethics filed herewith..

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith..

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Miller Investment Trust

By (Signature and Title)

       Greg Miller, President and Treasurer

Date

1/26/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

      Greg Miller, President and Treasurer

Date

1/26/09